Investments in Equity-Accounted Investees - Condensed Consolidated Balance Sheets (Detail) (Trident Microsystems Inc [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Trident Microsystems Inc [Member]
Schedule Of Summarized Financial Information Of Equity Investee Balance Sheet [Line Items]
Cash and cash equivalents	$ 54,208
Accounts receivable, net	25,998
Accounts receivable from related parties	2,713
Inventories	12,783
Note receivable from related party	20,884
Prepaid expenses and other current assets	11,005
Total current assets	127,591
Property and equipment, net	9,236
Intangible assets, net	43,913
Long-term receivable from related party
Other assets	21,148
Total assets	201,888
Accounts payable	13,152
Accounts payable to related parties	23,395
Accrued expenses and other current liabilities	49,857
Income taxes payable	3,085
Total current liabilities	89,489
Long-term income taxes payable	23,471
Deferred income tax liabilities	301
Other long-term liabilities	7,878
Total liabilities	121,139
Common stock	183
Additional paid-in capital	441,614
Accumulated deficit	(361,048)
Total stockholders' equity	80,749
Total liabilities and stockholders' equity	$ (201,888)